Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation	$ 14,855
Recognition period for unrecognized share-based compensation	2 years 4 months 17 days
Share-based compensation expense	$ 4,842	$ 4,831
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation			$ 19,769
Recognition period for unrecognized share-based compensation			2 years 11 days
Share-based compensation expense			$ 17,614	$ 7,210	$ 4,500
Time Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years
Contractual term	4 years